Income Taxes - Earnings (loss) before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Earnings (loss) before income taxes	$ 1,712.0	$ 4,392.6
Provision for (recovery of) income taxes	425.2	726.0
Net earnings (loss)	1,286.8	3,666.6
Gain on sale and consolidation of insurance subsidiaries	1,219.7	264.0
Canada
Segmented Information
Earnings (loss) before income taxes	399.2	858.8
Provision for (recovery of) income taxes	114.7	191.6
Net earnings (loss)	284.5	667.2
U.S.
Segmented Information
Earnings (loss) before income taxes	1,330.7	974.5
Provision for (recovery of) income taxes	238.3	238.6
Net earnings (loss)	1,092.4	735.9
U.S. | Property and Casualty Insurance and Reinsurance
Segmented Information
Gain on sale and consolidation of insurance subsidiaries	1,213.2
U.K.
Segmented Information
Earnings (loss) before income taxes	(112.2)	157.3
Provision for (recovery of) income taxes	(12.9)	18.7
Net earnings (loss)	(99.3)	138.6
Other
Segmented Information
Earnings (loss) before income taxes	94.3	2,402.0
Provision for (recovery of) income taxes	85.1	277.1
Net earnings (loss)	$ 9.2	2,124.9
Asia | Go Digit Insurance Limited
Segmented Information
Unrealized gain on investment in associate		$ 1,490.3